Investment Portfolioas of December 31, 2025 (Unaudited)
DWS CROCI® U.S. Fund
	Shares	Value ($)

Common Stocks 99.7%
Communication Services 10.5%
Entertainment 1.0%
Warner Bros Discovery, Inc.*	261,882	7,547,439
Interactive Media & Services 5.1%
Alphabet, Inc. "A"	74,619	23,355,747
Meta Platforms, Inc. "A"	20,030	13,221,603
		36,577,350
Media 4.0%
Fox Corp. "A"	387,593	28,321,420
Wireless Telecommunication Services 0.4%
T-Mobile U.S., Inc.	14,272	2,897,787
Consumer Discretionary 7.6%
Automobile Components 0.8%
Aptiv PLC*	78,611	5,981,511
Hotels, Restaurants & Leisure 3.4%
Boyd Gaming Corp.	197,750	16,856,210
Travel & Leisure Co.	104,690	7,383,786
		24,239,996
Household Durables 2.0%
D.R. Horton, Inc.	98,037	14,120,269
Specialty Retail 1.4%
AutoNation, Inc.*	30,604	6,319,114
Bath & Body Works, Inc.	189,785	3,810,883
		10,129,997
Consumer Staples 9.5%
Beverages 2.5%
Constellation Brands, Inc. "A"	12,876	1,776,373
Keurig Dr Pepper, Inc.	61,958	1,735,444
Molson Coors Beverage Co. "B" (a)	265,655	12,400,775
PepsiCo, Inc.	12,148	1,743,481
		17,656,073
Consumer Staples Distribution & Retail 0.3%
Dollar General Corp.	16,219	2,153,397
Food Products 4.9%
Kraft Heinz Co.	959,389	23,265,183
The J.M. Smucker Co.	120,824	11,817,796
		35,082,979
Tobacco 1.8%
Altria Group, Inc.	224,126	12,923,105

Energy 4.3%
Oil, Gas & Consumable Fuels 4.3%
Devon Energy Corp.	472,484	17,307,089
EOG Resources, Inc.	30,171	3,168,257
ONEOK, Inc.	136,285	10,016,947
		30,492,293
Financials 16.4%
Banks 6.6%
Bank of America Corp.	118,499	6,517,445
Citigroup, Inc.	18,599	2,170,317
Fifth Third Bancorp.	43,785	2,049,576
JPMorgan Chase & Co.	55,447	17,866,132
Regions Financial Corp.	111,628	3,025,119
U.S. Bancorp.	170,665	9,106,685
Wells Fargo & Co.	73,444	6,844,981
		47,580,255
Capital Markets 2.7%
State Street Corp.	149,390	19,272,804
Consumer Finance 3.6%
Capital One Financial Corp.	19,019	4,609,445
Synchrony Financial	249,496	20,815,451
		25,424,896
Financial Services 3.5%
Fiserv, Inc.*	96,887	6,507,900
Global Payments, Inc.	103,115	7,981,101
PayPal Holdings, Inc.	178,817	10,439,336
		24,928,337
Health Care 25.0%
Biotechnology 5.0%
BioMarin Pharmaceutical, Inc.*	175,170	10,410,353
Gilead Sciences, Inc.	92,785	11,388,431
Regeneron Pharmaceuticals, Inc.	17,914	13,827,279
		35,626,063
Health Care Equipment & Supplies 4.3%
GE HealthCare Technologies, Inc.	28,312	2,322,150
Hologic, Inc.*	79,588	5,928,510
Medtronic PLC	103,408	9,933,373
Teleflex, Inc.	81,394	9,933,324
Zimmer Biomet Holdings, Inc.	32,352	2,909,092
		31,026,449
Health Care Providers & Services 1.4%
HCA Healthcare, Inc.	7,765	3,625,168
Tenet Healthcare Corp.*	32,013	6,361,623
		9,986,791
Pharmaceuticals 14.3%
Bristol-Myers Squibb Co.	406,341	21,918,034
Johnson & Johnson	104,045	21,532,113
Merck & Co., Inc.	244,270	25,711,860

Pfizer, Inc.	766,578	19,087,792
Viatris, Inc.	1,132,302	14,097,160
		102,346,959
Industrials 9.1%
Aerospace & Defense 1.3%
Lockheed Martin Corp.	19,756	9,555,384
Building Products 1.2%
Allegion PLC	32,762	5,216,366
Masco Corp.	52,183	3,311,533
		8,527,899
Electrical Equipment 0.5%
Acuity, Inc.	8,806	3,170,512
Machinery 2.5%
Cummins, Inc.	16,961	8,657,743
PACCAR, Inc.	82,826	9,070,275
		17,728,018
Passenger Airlines 0.6%
Delta Air Lines, Inc.	62,080	4,308,352
Professional Services 2.8%
Leidos Holdings, Inc.	46,382	8,367,313
SS&C Technologies Holdings, Inc.	129,780	11,345,367
		19,712,680
Trading Companies & Distributors 0.2%
Ferguson Enterprises, Inc.	7,712	1,716,923
Information Technology 15.0%
Communications Equipment 1.1%
Cisco Systems, Inc.	99,423	7,658,554
IT Services 7.0%
Amdocs Ltd.	151,724	12,215,299
Cognizant Technology Solutions Corp. "A"	456,631	37,900,373
		50,115,672
Semiconductors & Semiconductor Equipment 4.9%
Applied Materials, Inc.	66,167	17,004,257
QUALCOMM, Inc.	105,158	17,987,276
		34,991,533
Software 1.1%
Gen Digital, Inc.	288,222	7,836,756
Technology Hardware, Storage & Peripherals 0.9%
Dell Technologies, Inc. "C"	50,351	6,338,184
Materials 2.3%
Construction Materials 0.5%
Amrize Ltd.*	67,455	3,647,966
Containers & Packaging 0.3%
Smurfit WestRock PLC	49,085	1,898,117

Metals & Mining 1.5%
Newmont Corp.	108,540	10,837,719
Total Common Stocks (Cost $565,057,989)		712,360,439

Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 3.77% (b) (Cost $2,458,806)	2,458,806	2,458,806

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $567,516,795)	100.0	714,819,245
Other Assets and Liabilities, Net	(0.0)	(120,186)
Net Assets	100.0	714,699,059
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2025 are as follows:
Value ($) at 9/30/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2025	Value ($) at 12/31/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.66% (b) (c)
—	0 (d)	—	—	—	2,281	—	—	—
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 3.77% (b)
2,351,167	16,352,685	16,245,046	—	—	34,858	—	2,458,806	2,458,806
2,351,167	16,352,685	16,245,046	—	—	37,139	—	2,458,806	2,458,806

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2025 amounted to $9,560,064, which is 1.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $9,777,263.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2025.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$712,360,439	$—	$—	$712,360,439
Short-Term Investments	2,458,806	—	—	2,458,806
Total	$714,819,245	$—	$—	$714,819,245

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DCUS-PH1